Consolidated Shareholders' Equity - Summary of Stock Purchase Option Plans Still Outstanding or Options Exercised (Detail)	12 Months Ended
Dec. 31, 2017 € / shares
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Number of options outstanding	104,701
Stock Option Plan One [Member]
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Date of grant	Mar. 30, 1999
Number of options granted	716,040
Start date of exercise period	Mar. 31, 2004
Expiry date	Mar. 30, 2019
Exercise price	€ 38.08
Number of options outstanding	104,701